Parent company only condensed financial information (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets

Condensed balance sheets

	As of September 30,
	2024	2025

ASSETS
Current assets
Cash and cash equivalents	$825	$18
Restricted cash	501	-
Prepayments and other current assets, net	5,800	2,516
Amount due from subsidiary of the Company	1,500	4,189
Total current assets	$8,626	$6,723

TOTAL ASSETS	$8,626	$6,723

LIABILITIES AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Accrued expenses and other current liabilities	$62	$-
Amounts due to related parties	21	502
Convertible notes	-	5,184
Investment deficit in subsidiaries	42,284	41,028
TOTAL LIABILITIES	42,367	46,714

Shareholders’ deficit
Class A ordinary shares (US$0.00005 par value; 9,600,000,000 and 9,600,000,000 shares authorized as of September 30, 2024 and 2025, respectively; 1,407,722 shares and 1,894,522 shares issued as of September 30, 2024 and 2025, respectively; 1,407,722 shares and 1,839,798 shares outstanding as of September 30, 2024 and 2025, respectively)*		-
Class B ordinary shares (US$0.00005 par value; 400,000,000 and 400,000,000 shares authorized as of September 30, 2024 and 2025; 691,902 and 613,102 shares issued and outstanding as of September 30, 2024 and 2025, respectively)*		-
Additional paid-in capital	84,824	94,554
Accumulated deficit	(129,532)	(146,040)
Accumulated other comprehensive income	10,967	11,495
Total AUTOZI’s shareholders’ deficit	(33,741)	(39,991)
Non-controlling interests	-	-
Total shareholders’ deficit	(33,741)	(39,991)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$8,626	$6,723

*	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation (See Note 16).

Schedule of condensed statement of operations

Condensed statement of operations

	For the years ended September 30,
	2023	2024	2025
Operating expenses
General and administrative expenses	$-	$(129)	$(11,008)
Total operating expenses	-	(129)	(11,008)

Other income/(expense)
Interest expenses, net		(26)	(489)
Fair value changes on convertible notes	-	-	(948)
Other expense	-	-	(1,534)
Equity in loss of subsidiaries	(10,152)	(10,701)	(2,529)
Loss before income tax expense	(10,152)	(10,856)	(16,508)
Income tax expense	-	-	-
Net loss	$(10,152)	$(10,856)	$(16,508)
Less: net loss attributable to mezzanine equity	(162)	(153)	-
Less: accretion of mezzanine equity to redemption value	11,587	10,300	-
Plus: conversion of redeemable principal interests into ordinary shares upon IPO	-	53,469	-
Net loss attributable to AUTOZI’s ordinary shareholders	$(21,577)	$32,466	$(16,508)

Schedule of condensed statement of cash flows

Condensed statement of cash flows

	For the years ended September 30,
	2023	2024	2025
Net cash used in operating activities	-	(7,703)	(3,651)
Net cash generated from investing activities	-	-	-
Net cash generated from financing activities	-	9,029	2,343
Net increase/(decrease) in cash and cash equivalents:	-	1,326	(1,308)
Cash, cash equivalents and restricted cash at the beginning of year	-	-	1,326
Cash, cash equivalents and restricted cash at the end of year	-	1,326	18